CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Accumulated losses	Translation difference	Share-based payment and income tax deduction on share based	Other comprehensive income.	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2019	$ 5,209	$ 1,505,641	$ (383,477)	$ (27,541)	$ 80,577		$ 1,180,409	$ 1,180,409
Loss for the year			(608,455)				(608,455)	(608,455)
Other comprehensive income / (loss)				162,273			162,273	162,273
Total comprehensive loss of the period			(608,455)	162,273			(446,182)	(446,182)
Income tax benefit from excess tax deductions related to share-based payments					8,965		8,965	8,965
Share-based payment					96,932		96,932	96,932
Issue of share capital	468	812,718					813,186	813,186
Transaction costs for equity issue		(613)					(613)	(613)
Exercise of stock options	67	21,287					21,354	21,354
Equity at end of period at Dec. 31, 2020	5,744	2,339,033	(991,932)	134,732	186,474		1,674,051	1,674,051
Loss for the year			(408,265)				(408,265)	(408,265)
Other comprehensive income / (loss)				(3,048)		$ (39,290)	(42,338)	(42,338)
Total comprehensive loss of the period			(408,265)	(3,048)		(39,290)	(450,603)	(450,603)
Income tax benefit from excess tax deductions related to share-based payments					7,179		7,179	7,179
Share-based payment					179,366		179,366	179,366
Issue of share capital	430	1,090,896					1,091,326	1,091,326
Transaction costs for equity issue		(528)					(528)	(528)
Exercise of stock options	59	33,374					33,433	33,433
Equity at end of period at Dec. 31, 2021	6,233	3,462,775	(1,400,197)	131,684	373,019	(39,290)	2,534,224	2,534,224
Loss for the year			(709,594)				(709,594)	(709,594)
Other comprehensive income / (loss)				(2,404)		(18,267)	(20,671)	(20,671)
Total comprehensive loss of the period			(709,594)	(2,404)		(18,267)	(730,266)	(730,266)
Income tax benefit from excess tax deductions related to share-based payments					3,946		3,946	3,946
Share-based payment					158,282		158,282	158,282
Issue of share capital	294	760,659					760,953	760,953
Transaction costs for equity issue		(781)					(781)	(781)
Exercise of stock options	113	93,082					93,195	93,195
Ordinary shares withheld for payment of employees' withholding tax liability		(5,855)					(5,855)	(5,855)
Equity at end of period at Dec. 31, 2022	$ 6,640	$ 4,309,880	$ (2,109,791)	$ 129,280	$ 535,247	$ (57,557)	$ 2,813,699	$ 2,813,699